Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2018	2019
Accounts receivable, gross	27,467	2,872
Less: allowance for doubtful accounts	(3,780)	—
Accounts receivable	23,687	2,872

Schedule of Movement of Allowance for Doubtful Accounts

The following table presents movement of the allowance for doubtful accounts:

	For the Years Ended December 31,
	2017	2018	2019
Balance at the beginning of the year	(6,474)	(5,932)	(3,780)
Provisions for doubtful receivables	(102)	—	—
Collection of amounts previously in dispute	644	2,152	—
Write-off provision for doubtful receivables	—	—	3,780
Balance at the end of the year	(5,932)	(3,780)	—